SUMMARY OF EXPLORATION AND EVALUATION ASSETS (Details) - Exploration and Evaluation Assets Arising from Exploration [Member]	6 Months Ended
Jun. 30, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 31,823,982
Site operations & administration	436,857
Care & Maintenance	1,587,152
Geology	1,979,235
Drilling	2,023,596
Geophysics	908,828
Engineering	2,584,040
Environmental, Social and Governance	30,296
Metallurgy & MP	120,366
Technical studies	15,697
Health and safety	146,637
Impact of foreign currency translation	(2,073,214)
Ending balance	39,583,472
Selebi [member] | BW [member]
IfrsStatementLineItems [Line Items]
Beginning balance	31,146,672
Site operations & administration	409,000
Care & Maintenance	1,587,152
Geology	1,713,621
Drilling	2,017,073
Geophysics	891,036
Engineering	2,570,020
Environmental, Social and Governance	30,296
Metallurgy & MP	39,744
Technical studies	8,047
Health and safety	146,637
Impact of foreign currency translation	(1,984,641)
Ending balance	38,574,657
Selkirk [member] | BW [member]
IfrsStatementLineItems [Line Items]
Beginning balance	677,310
Site operations & administration	27,857
Care & Maintenance
Geology	265,614
Drilling	6,523
Geophysics	17,792
Engineering	14,020
Environmental, Social and Governance
Metallurgy & MP	80,622
Technical studies	7,650
Health and safety
Impact of foreign currency translation	(88,573)
Ending balance	$ 1,008,815